PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a) Principal activities

NQ Mobile Inc. (“NQ Mobile”, or the “Company”), through its subsidiaries, its variable interest entities (“VIEs”), and the VIEs' subsidiaries, is principally engaged in the provision of mobile Internet services in the People's Republic of China (the “PRC” or “China”) and overseas markets. NQ Mobile's service portfolio includes mobile security, productivity and privacy protection, mobile games as well as interest-based mobile community applications (e.g. vlife wallpaper, music radio, healthcare and etc.) and advertising for the consumer market and an entire mobility solution set for the enterprise market. The Company, its wholly-owned and majority-owned subsidiaries, VIEs and wholly-owned subsidiaries of the VIEs are hereinafter collectively referred to as the “Group”.

(b) Reorganization and Proposed FL Transaction

The Company was incorporated as a limited liability company under the laws of the Cayman Islands on March 14, 2007. The Company was 100% owned by RPL Holdings Limited (“RPL”). RPL is a limited liability company organized under the laws of British Virgin Islands (“BVI”), which is owned and controlled by Dr. Henry Yu Lin, Dr. Vincent Wenyong Shi, and Mr. Xu Zhou  (collectively, the “Founders”).

In May 2007, the Company established NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “NQ WFOE”) as a wholly foreign-owned enterprise in the PRC. In June 2007, the Company undertook a reorganization (the “Reorganization”) to become the ultimate holding company of the Group. Prior to the Reorganization, the Group's business was operated by Beijing NQ Technology Co. Ltd. (“Beijing Technology”), a company wholly owned and controlled by the Founders, which commenced operations on October 21, 2005. By entering into a series of agreements (collectively, “NQ VIE Agreements”) with the Founders and NQ Beijing, Beijing Technology became a variable interest entity whose primary beneficiary is NQ Beijing. Consequently, the Company as the parent of NQ Beijing became the ultimate primary beneficiary of Beijing Technology and has consolidated financial statements of Beijing Technology and its subsidiaries. Beijing Technology was the predecessor of the Group and operated all of the business of the Group prior to the Reorganization.

Immediately before the Reorganization, FL Mobile was 100% owned by the Beijing Technology and the ultimate owners' shareholdings of the Beijing Technology were identical to those of the Company. There was no change in ownership of FL Mobile immediately before and after the Reorganization. Accordingly, the Reorganization is accounted for as a legal reorganization of entities under common control in a manner similar to a pooling-of-interest.

FL Mobile Inc. was incorporated as a limited liability company under the laws of the Cayman Islands on January 21, 2013. FL Mobile Inc. was  100% owned by the Company until  May 2014,  when the Company entered into a share purchase agreement with Bison Mobile Limited, pursuant to which Bison Mobile Limited agreed to purchase up to 3.75% of equity interest in FL Mobile Inc., and the Company have the right but not the obligation to sell up to 2.13% of equity interest in FL Mobile Inc. to other third party investors. As part of this transaction, the Company conducted a corporate reorganization (the “FL Reorganization”). In July 2014, FL Mobile (Beijing) Co., Ltd. (“FL Beijing”), the wholly foreign-owned enterprise of FL Mobile Inc. through FL Mobile Hong Kong Limited (“FL HK”), entered into a series of contractual agreements (collectively, “FL VIE Agreements”) with FL Mobile Jiutian Technology Co., Ltd. (“FL Mobile ”) and its shareholders, pursuant to which FL Beijing exercises effective control over FL Mobile and its subsidiaries and has the right to receive substantially all of their economic benefits. As a result of the FL Reorganization, FL Beijing became the primary beneficiary of FL Mobile thus the Company has consolidated the financial statements of FL Mobile and its subsidiaries. through FL Mobile Inc Meanwhile, FL Mobile Inc. acquired 100% equity interest in Best Partners Ltd. (“Best Partners”) from the Company. FL Mobile Inc. issued shares representing 4.94% of its equity interest to Bison Mobile Limited and other third party investors pursuant to the share purchase agreements entered into prior to December 31, 2014. This transaction was closed in the fourth quarter of 2014. See Note 14-“Mezzanine Equity”.

Immediately before the FL Reorganization, FL Mobile was 100% owned by the Beijing Technology and the ultimate owners' shareholdings of the Beijing Technology were identical to those of the Company. There was no change in ownership of FL Mobile immediately before and after the FL Reorganization. Accordingly, the FL Reorganization is accounted for as a legal reorganization of entities under common control in a manner similar to a pooling-of-interest. In December 2014, the Company entered into a non-binding memorandum of understanding ("MOU") with Tack Fiori International Group Limited ("Tack Fiori") (Stock code:928.HK), a company incorporated in the Cayman Islands with limited liability and listed on the Main Board of The Stock Exchange of Hong Kong Limited (the "HK Stock Exchange").  As contemplated under the MOU, Tack Fiori proposes to purchase 100% of the equity interests in, and assume all liabilities of, FL Mobile Inc.by paying a total consideration of between US$570 million and US$630 million, payable by way of allotment and issue of certain number of new shares of Tack Fiori at an issue price per new share which shall represent a discount of 10% to 20% to the average closing price per share of Tack Fiori as quoted on the HK Stock Exchange for the last thirty consecutive trading days up to and including the day immediately prior to the date of the MOU, to NQ Mobile and other shareholders of FL Mobile Inc. which shall be documented by a sale and purchase agreement to be negotiated and executed by and among Tack Fiori, NQ Mobile and other shareholders of FL Mobile Inc. (the "Proposed FL Transaction"). The MOU contemplates that, after the completion of the Proposed FL Transaction, NQ Mobile and/or its affiliates shall become the controlling shareholders of Tack Fiori. The Proposed FL Transaction shall be conditional upon the fulfillment of certain conditions, including but not limited to the obtaining of all necessary third party, governmental and regulatory consents, approvals and waivers. No binding contract will exist between the parties unless and until they sign and deliver one or more definitive agreements.

(c) Subsidiaries, VIEs and VIEs' subsidiaries

As of December 31, 2014, details of the Company's major subsidiaries***, VIEs and the VIEs' subsidiaries are as follows.

Name	Date of Incorporation or Acquisition	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Ltd. (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets
NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Consumer mobile value added services and advertising services in US and overseas markets.
NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “NQ WFOE”)	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ (Beijing) Co., Ltd. (“NQ Tongzhou”)	January 5, 2013	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Best Partners Ltd. (“Best Partners”)	September 6, 2013	Cayman Islands	Wholly-owned subsidiary of FL Mobile Inc.	Mobile advertising services
Beijing Wanpu Media Technologies Co., Ltd. (“Wanpu Beijing” or “Wanpu WFOE”)	September 6, 2013	The PRC	Wholly-owned subsidiary of Best Partners	Advertising services based on mobile internet platform in the PRC
NQ Mobile KK (“NQ Japan”)	August 12, 2013	Japan	85%-owned subsidiary	Consumer mobile security services, mobile games, internet advertising and sale of enterprise mobility products in Japan
Beijing NQ Mobile Co., Ltd. (“NQ Yizhuang”)	September 29, 2014	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
FL Mobile Inc.	January 21, 2013	Cayman Islands	95.06%-owned subsidiary	Mobile advertising and mobile games services
FL Mobile (Beijing) Co., Ltd. (“FL Beijing”)	June 3, 2013	The PRC	Wholly-owned subsidiary of FL Mobile Hong Kong Limited.	Mobile advertising and mobile games services
Variable Interest Entities
Beijing Technology	October 21, 2005	The PRC	VIE of NQ Beijing	Consumer mobile security services in PRC market and research and development
Beijing Wanpu Century Co., Ltd. (“Wanpu Century”)	September 6, 2013	The PRC	VIE of Wanpu Beijing	Advertising services based on mobile internet platform in the PRC
FL Mobile Jiutian Technology Co., Ltd. (“FL Mobile”)	November 30, 2012	The PRC	VIE of FL Beijing	Mobile games and advertising
Subsidiaries of VIEs
Qingyun(Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Financial management services
Beijing NationSky Network Technology Co., Ltd. (“NationSky”)	May 11, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility services
Beijing Fanyue Information Technology Co., Ltd. (“Fanyue”)	March 21, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Off-line user acquisition services
Beijing Tianya Co., Ltd. (“Tianya”)	September 24, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile healthcare application developments and search engine marketing in healthcare industry
Chengdu Ruifeng Technology Co., Ltd. (“Ruifeng”)	October 15, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility system development and iOS training program
Shanghai Yinlong Information Technology Co., Ltd. (“Yinlong”)	November 11, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile music search, matching and recognition software services
Beijing Trustek Technology Co., Ltd. (“Beijing Trustek”)	January 10, 2014	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility solutions and services
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	January 31, 2014	The PRC	68%-owned subsidiary of Beijing Technology	Research and development of live wallpapers
Beijing Showself Technology Co., Ltd. (“Showself”)	May 15, 2014	The PRC	65%-owned subsidiary of Beijing Technology	Development and operation of live mobile social video platform
Yipai Tianxia Network Technology Ltd. (“Yipai”)	May 15, 2014	The PRC	70%-owned subsidiary of Beijing Technology	Mobile intelligent interactive advertising services

*	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.
***	Other consolidated entities of the Company have been omitted from this list since, considered in an aggregate as one single entity, they would not constitute a significant subsidiary.

(d) Variable Interest Entity

Basic Information

PRC laws and regulations prohibit or restrict foreign ownership of companies from providing mobile value added services, mobile games and mobile advertising in the PRC where certain licenses are required for the provision of such services. To comply with these PRC laws and regulations, the Company provides services subject to such restrictions through the VIEs and its subsidiaries in China. To provide the Company with the expected residual returns of the VIEs and their subsidiaries, the Group entered into a series of contractual arrangements, such as power of attorney and exclusive equity purchase option agreement with the VIEs and the shareholders of the VIEs to enable the Company, through the Group's subsidiaries (“Primary Beneficiaries”), which give the Primary Beneficiaries the rights to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively to:

•	exercise effective control over the VIE;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks of expected losses from the VIE as if they were their sole shareholders; and

•	have an exclusive option to purchase all of the equity interests in the VIE.

In September 2013, the Company completed the acquisition of Best Partners and its subsidiaries, which primarily engage in advertising activities based on mobile-advertising platform in the PRC and are also subjected to restrictions from PRC laws and regulations for providing internet content services. Effective upon acquisition of Best Partners by the Company, Wanpu Century became the VIE of Wanpu Beijing, of which 100% equity interest was owned by the Company through Best Partners. See Note 4 – “Business Combination”. Through a series of contractual agreements among Wanpu Beijing, Wanpu Century, and the shareholders of Wanpu Century(“Wanpu VIE Agreements” and, together with NQ VIE Agreements and FL VIE Agreements the “VIE Agreements”), the Group has effective control over Wanpu Century, receive substantially all of the economic benefits and absorb substantially all of the risks of the Wanpu Century, and has an exclusive option to purchase all of the equity interests in the Wanpu Century through Wanpu Beijing.

As a result of the FL Reorganization completed in July 2014, the Company became the ultimate primary beneficiary of FL Mobile and its subsidiaries, which primarily engage in advertising activities and mobile games in the PRC and are also subject to restrictions from PRC laws and regulations for providing internet content services. Consequently, FL Mobile became the VIE of FL Beijing, of which 100% equity interest was ultimately owned by FL Mobile Inc. through FL Mobile Hong Kong Limited.  Through FL VIE Agreements, the Company has effective control over FL Mobile and its subsidiaries, receives substantially all of the economic benefits and absorbs substantially all of the risks of FL Mobile and its subsidiaries, and has an exclusive option to purchase all of the equity interests in FL Mobile and its subsidiaries through FL Beijing.

The Group has adopted the guidance of accounting for VIEs, which requires certain VIEs to be consolidated by the primary beneficiary of the entities. The Group's management evaluated the relationships among the Company, NQ Beijing and Beijing Technology, as well as the relationships among the Company, Wanpu Beijing, and Wanpu Century, FL Beijing, and FL Mobile, and the economic benefits flow of the applicable contractual arrangements. The Group concluded that NQ Beijing is the primary beneficiary of Beijing Technology, Wanpu Beijing is the primary beneficiary of Wanpu Century, and FL Beijing is the primary beneficiary of FL Mobile. As a result, the results of operations, assets and liabilities of these VIEs and their subsidiaries have been included in the Company's consolidated financial statements.

Exclusive Technical Consulting Services Agreement between NQ Beijing and Beijing Technology. Under the exclusive technical consulting services agreement, NQ Beijing has the exclusive right to provide to Beijing Technology the technical consulting services related to Beijing Technology's business operation. NQ Beijing owns the intellectual property rights developed by either NQ Beijing or Beijing Technology in the performance of this agreement. Beijing Technology pays to NQ Beijing quarterly service fees, determined unilaterally by NQ Beijing due to its control over Beijing Technology. The amount of service fees to be charged to Beijing Technology are determined at the sole discretion of NQ Beijing by considering, among others, the technical complexity of the services, the actual costs that may be incurred for providing the services, and the operations of Beijing Technology. As of December 31, 2014, the retained earnings in Beijing Technology was US$4,924 after being charged the service fees by NQ Beijing. The service fees are eliminated upon consolidation. This agreement is effective until NQ Beijing ceases to exist or is terminated at NQ Beijing's sole discretion by giving 30 day's advanced notice to Beijing Technology.

The exclusive technical consulting services agreement between FL Beijing and FL Mobile has substantially same terms as the contractual agreement between NQ Beijing and Beijing Technology. As of December 31, 2014, the retained earnings in FL Mobile was US$31,267 after being charged the service fees by FL Beijing. The service fees are eliminated upon consolidation. The term of the agreement will remain effective until FL Beijing ceases to exist or is terminated at FL Beijing's sole discretion by giving 30 day's advanced notice to FL Mobile.

Exclusive Business Cooperation Agreement between Wanpu Beijing and Wanpu Century. Under the exclusive business cooperation agreement, Wanpu Beijing has the exclusive right to provide business support and technical services such as product development, system integration and maintenance, technology consulting, etc., to Wanpu Century in exchange for a service fee. In addition, Wanpu Beijing owns the intellectual property rights developed by both Wanpu Beijing and Wanpu Century. The amount of service fees to be charged to Wanpu Century are determined at sole discretion of Wanpu Beijing by considering, among others, the technical complexity of the services, the actual costs that may be incurred for providing the services, and the operations of Wanpu Beijing. As of December 31, 2014, the aggregate of retained earnings in Wanpu Century was US$ 7,246 . The agreement has a term of ten years and is renewable on the same terms at Wanpu Beijing's sole discretion.

Business Operation Agreements between NQ Beijing and the shareholders of Beijing Technology, between Wanpu Beijing and the shareholders of Wanpu Century and between FL Beijing and the shareholders of FL Mobile. Under the business operation agreements, the registered shareholders of the VIEs may not enter into any transactions that could materially affect the assets, liabilities, interests or operations of the VIEs, without prior written consent from NQ Beijing, Wanpu Beijing or FL Beijing, as applicable. In addition, the shareholders of each VIE irrevocably appointed NQ Beijing, Wanpu Beijing and FL Beijing, as applicable, to vote on their behalf on all matters, including matters relating to the transfer of any or all of their respective equity interests in the relevant VIE and appointments of the directors, chief executive officer, chief financial officer, and other senior management of the relevant VIE. Each of these agreements will remain in effect till the date when NQ Beijing, Wanpu Beijing or FL Beijing, as applicable, is dissolved, and can be terminated at the sole discretion of NQ Beijing, Wanpu Beijing or FL Beijing with advanced written notices, as applicable.

Powers of Attorney executed by the shareholders of Beijing Technology in favor of NQ Beijing, by the shareholders of Wanpu Century in favor of Wanpu Beijing and by the shareholders of FL Mobile in favor of FL Beijing. Each of these powers of attorney irrevocably authorizes NQ Beijing, Wanpu Beijing or FL Beijing, as applicable, to vote on behalf of the registered shareholders of each VIE on matters stipulated by laws and the Article of Association of the relevant VIE. Each of these Powers of Attorney shall remain effective from the date it is signed to the date when NQ Beijing, Wanpu Beijing or FL Beijing, as applicable, is dissolved in accordance with the laws of the People's Republic of China, unless the Business Operations Agreement for the same VIE is terminated in advance.

Equity Disposition Agreements between NQ Beijing and the shareholders of Beijing Technology, between Wanpu Beijing and the shareholders of Wanpu Century and between FL Beijing and the shareholders of FL Mobile. Each of these equity disposition agreements irrevocably granted to NQ Beijing, Wanpu Beijing or FL Beijing, as applicable, or their designated parties, an exclusive option to purchase, to the extent permitted by the PRC law, any part or all of the equity interests in the relevant VIE from the registered shareholders. The exercise price for the options to purchase the equity interests is the minimum amount of consideration permissible under PRC law. The options are exercisable at any time at the sole discretion of NQ Beijing, Wanpu Beijing or FL Beijing, as applicable, during the term of agreements. Each of the registered shareholders agrees not to transfer, pledge or dispose of its equity interests in the VIEs in any way before NQ Beijing, Wanpu Beijing or FL Beijing, as applicable, exercise their options in full or deliver the written approval. Each agreement has a term of 10 years and renewable on the same terms at the sole discretion of NQ Beijing, Wanpu Beijing or FL Beijing, as applicable.

Loan Agreements and Amended Loan Agreements between NQ Beijing and the shareholders of Beijing Technology and between the Company and the shareholders of Beijing Technology. Under these agreements, an aggregate of interest-free loans of RMB46,123 from NQ Beijing and 6% interest loan of US$250 from the Company were extended to the registered shareholders of Beijing Technology for sole purpose of contributing the registered capital to Beijing Technology in exchange for 100% of the equity interest in Beijing Technology. Without the prior consent of the Company and NQ Beijing, the registered shareholders of Beijing Technology cannot approve any transaction including merger, acquisition, new investments and etc., significantly affecting the registered shareholders' rights of Beijing Technology. The loans have original terms of 10 years and are repayable if the Company and NQ Beijing decide to exercise their exclusive purchase option under Equity Disposition Agreements. The amendments requires that the loans can be settled fully only by the shareholders transferring the equity interests of Beijing Technology according to Equity Disposition Agreements to the Company and NQ Beijing.

Each of the loan agreements between Wanpu Beijng and FL Beijing and the respective shareholders of Wanpu Century and FL Mobile have substantially the same terms as the contractual agreements between NQ Beijing, Beijing Technology and the shareholders of Beijing Technology , except that the amount of the loans extended to the respective shareholders is RMB1,000 and RMB 13,500, respectively.

Equity Interest Pledge Agreements between NQ Beijing and the shareholders of Beijing Technology, between Wanpu Beijing and the shareholders of Wanpu Century and between FL Beijing and the shareholders of FL Mobile. Under the equity interest pledge agreements, the registered shareholders of the VIEs pledged all of their respective equity interests in the VIEs to secure the VIEs' obligations under the relevant Exclusive Technical Consulting Services Agreement, Exclusive Business Cooperation Agreements, Business Operation Agreements and Equity Disposition Agreements described above. Each shareholder agrees not to sell, mortgage or dispose of any of the VIEs' equity interest it holds without prior written consent from NQ Beijing, Wanpu Beijing or FL Beijing, as applicable. These agreements are terminable only when the VIEs' obligations under the other agreements are fully settled.

Amended and Restated Business Operation Agreement, Amended and Restated Equity Interest Pledge Agreement and Amended and Restated Equity Disposition Agreement between NQ Beijing and shareholders of Beijing Technology, entered into on June 6, 2012, reflected the increase of the registration capital of Beijing Technology from RMB10 million to RMB50 million. All the other terms remain the same as the original agreements.

Risks in Relation to the VIE Structure

The Ministry of Commerce of PRC (“MOC”) published a discussion draft of the proposed Foreign Investment Law (the “Draft”) in January 2015 aiming to, upon its enactment, replace the trio of existing laws regulating foreign investment in China. The Draft embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. The MOC is currently soliciting comments on the Draft and substantial uncertainties exist with respect to its enactment timetable, interpretation and implementation. The Draft, if enacted as proposed, may materially impact the viability of our current corporate structure, corporate governance and business operations. The Draft expands the definition of foreign investment and introduces the principle of “actual control” in determining whether a company is considered an FIE

           Under the Draft, variable interest entities that are controlled via contractual arrangement would be deemed as FIEs, if they are ultimately “controlled” by foreign investors. Therefore, for any companies with a VIE structure in an industry category that is on the “negative list,” the VIE structure may be deemed legitimate only if the ultimate controlling person(s) is/are of PRC nationality (either PRC companies or PRC citizens). Conversely, if the actual controlling person(s) is/are of foreign nationalities, then the variable interest entities will be treated as FIEs and any operation in the industry category on the “negative list” without market entry clearance may be considered as illegal. Moreover, for the enterprises which are not incorporated under the laws of China (foreign investors) but are “controlled” by Chinese investors, they may submit documentary evidence to apply for identifying their investment as the investment by Chinese investors when they applying for the market entry clearance to engage in any investment as set out in the “negative list” in China. The competent authorities of foreign investment will grant the review opinion on whether the said investment is identified as the investment by Chinese investors.

            In conclusion, if the Draft enacted as proposed, it is possible that the Company's conduct of certain of its operations and businesses through the VIEs could be found by PRC authorities to be in violation of PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If such a finding were made, regulatory authorities with jurisdiction over the licensing and operation of such businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company's income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company's business operations, and have a material adverse impact on the Company's cash flows, financial position and operating performance. The Company's management considers the possibility of such a finding by PRC regulatory authorities to be remote.

In addition, it is possible that the VIE Agreements would not be enforceable in China if PRC government authorities or courts were to find that such agreements contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company is unable to enforce any of these agreements, the Company would not be able to exert effective control over the affected VIEs and consequently, the results of operations, assets and liabilities of the affected VIEs and their subsidiaries would not be included in the Company's consolidated financial statements. If such were the case, the Company's cash flows, financial position and operating performance would be materially adversely affected. The Company's agreements with respect to its consolidated VIEs are approved and in place. The Company's management believes that such agreements are enforceable, and considers it a remote possibility that PRC regulatory authorities with jurisdiction over the Company's operations and contractual relationships would find the agreements to be unenforceable under existing laws.

Financial Information of VIEs

Due to the same reportable segments, the financial information of Beijing Technology and its subsidiaries as well as Wanpu Century and FL Mobile and its subsidiaries were presented in aggregate as follows, which were included in the accompanying consolidated financial statements:

	As of December 31,
	2013	2014
	US$	US$
Cash and cash equivalents	11,472	29,508
Term deposits	70,528	72,159
Restricted cash	—	3,767
Other intercompany receivable to WFOEs	36,565	91,605
Other intercompany receivable	132	138
Total current assets	201,118	306,508
Total non-current assets	138,728	375,510
Total assets	339,846	682,018
Intercompany payable to WFOEs for the service fees	18,858	11,468
Other intercompany payable to WFOEs	77,193	97,053
Other intercompany payable	87,054	163,468
Total current liabilities	250,577	349,814
Deferred tax liabilities, non-current	2,301	8,859
Total liabilities	252,878	358,673

	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Total net revenue	54,461	139,886	275,372
Net income	4,399	21,098	18,751

	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Net cash provided by operating activities	46,356	14,538	30,094
Net cash used in investing activities	(59,090)	(8,027)	(9,415)
Net cash provided by financing activities	5,546	—	—
Effect of exchange rate changes on cash and cash equivalents	(276)	(2,851)	(2,643)
Net (decrease)/increase in cash and cash equivalents balance	(7,464)	3,660	18,036

The VIEs contributed an aggregate of 59%, 71% and 83% of the consolidated revenues for the year ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2013 and 2014, the VIEs without the recourse to the Company, accounted for an aggregate of 50% and 71%, respectively, of the consolidated total assets, and 26% and 32%, respectively, of the consolidated total liabilities. The consolidated assets of VIEs mainly comprised of recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include goodwill and intangible assets acquired through business acquisitions, purchased servers and office facilities. The balances of these assets as of December 31, 2014 were included in the line of “Total non-current assets” in the table above. The unrecognized revenue-producing assets mainly consist of intellectual property, which had no recorded value.

Goodwill primarily represents the expected synergies from combining the acquired business with the business of the Company. Intangible assets acquired through business acquisition are comprised of customer relationships, non-compete agreements, revenue sharing agreements, user base, technologies and games. Please refer to Note 4 – “Business Combination” for goodwill and intangible assets acquired through business combination.

All intercompany transactions and balances were eliminated upon consolidation.

In accordance with the VIE Agreements, the Company has power to direct activities of the VIEs and their subsidiaries, and can have assets transferred out of the VIEs and their subsidiaries without any restrictions. Therefore, the Company considers that there is no asset in the consolidated VIEs and their subsidiaries that can be used only to settle obligations of the consolidated VIEs except for registered capitals of US$8,917 and PRC statutory reserves of US$ 2,424, of their VIEs and VIEs' subsidiaries, as of December 31, 2014. As the VIEs and their subsidiaries are incorporated as limited liability companies under the PRC Company Law, and as such the creditors of liabilities of these PRC incorporated VIEs have recourse only to the assets of these entities. Accordingly, the creditors of all the liabilities of the Company's consolidated VIEs do not have recourse to the Company's general credit.

Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting mobile value added services, enterprise mobility, advertising business and other services through the VIEs and their subsidiaries in the PRC, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

There are no VIEs where the Company has variable interests but is not the primary beneficiary.